NOTE 11 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 03, 2021	Oct. 21, 2021	May 31, 2022	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income Tax Examination, Penalties Expense			$ (141,945)		$ 141,945	$ (141,945)
Put Share 0. 02288 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodPutSharesForCashShares]				2,500,000
Put Share 0. 02719 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodPutSharesForCashShares]				3,000,000
Put Shares 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share					$ 0.02288
Put Shares 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share					$ 0.02719		$ 0.014256
G H S [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodSharesConversionOfUnitsSeriesD]				3,146,854
Stock Issued During Period, Shares, Conversion of Units			5,521,473
Shares Issued At. 01548 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.01548			$ 0.01548
Stock Issued During Period, Shares, Other			1,800,000
Shares Issued At 0. 01716 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.01716			0.01716
Stock Issued During Period, Shares, Other			3,000,000
Shares Issued At 0. 01729 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.01729			0.01729
Stock Issued During Period, Shares, Other			2,300,000
Shares Issued At 0. 0110 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.0110			0.0110
Stock Issued During Period, Shares, Other			2,300,000
Chief Investment Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan			5,000,000
C E O [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan			10,000,000
C E O And Chief Investment Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.0138			0.0138
Seven Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 0.0138			$ 0.0138
Stock Issued During Period, Shares, Issued for Services			30,000,000
Geneva Roth One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			5,638,298
G H S Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodSharesConversionOfUnitsSeriesD]			3,639,345
Geneva Roth Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			2,819,149
Geneva Roth Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			2,329,670
Geneva Roth Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			4,764,045
Geneva Roth Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			6,235,294
Geneva Roth Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			4,416,667
Geneva Roth Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Units			2,841,389
Accredited Investor One [Member] | Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	234,300
Proceeds from Issuance or Sale of Equity	$ 203,500
Sale of Stock, Consideration Received on Transaction	$ 184,000
Accredited Investor Two [Member] | Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		98,325
Proceeds from Issuance or Sale of Equity		$ 85,450
Sale of Stock, Consideration Received on Transaction		$ 75,368
Investor One [Member] | Seires D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other				153
[custom:StockIssuedDuringPeriodSharesValue]				153,000
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 140,760
Investor Two [Member] | Seires D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other				34
[custom:StockIssuedDuringPeriodSharesValue]				34,000
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 31,267
Investor Three [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other				89,490
[custom:StockIssuedDuringPeriodSharesValue]				78,035
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 73,600	$ 68,529
Investor Four [Member] | Seires C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other			96,075
[custom:StockIssuedDuringPeriodSharesValue]			83,500